ACQUISITION - Additional Information (Details) - EVGO HOLDCO, LLC AND EVGO SERVICES, LLC - USD ($)	Jan. 16, 2020	Jan. 15, 2020	May 04, 2016	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020
Business Acquisition [Line Items]
Business Combination, Consideration Transferred	$ 130,532,002
Goodwill	22,111,166			$ 22,111,166	$ 22,111,166	$ 22,111,166
Business Combination, Contingent Consideration, Liability	$ 3,978,293
Payments to Acquire Businesses, Gross		$ 635,000
EVgo Services
Business Acquisition [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired	100.00%		39.99%
Business Combination, Consideration Transferred	$ 130,532,002		$ 15,000,000
Goodwill	22,111,166
Business Combination, Contingent Consideration, Liability	3,978,293
Payments to Acquire Businesses, Gross	635,000
Maximum
Business Acquisition [Line Items]
Business Combination, Contingent Consideration, Liability	12,500,000
Maximum | EVgo Services
Business Acquisition [Line Items]
Business Combination, Contingent Consideration, Liability	12,500,000
Host Relationships
Business Acquisition [Line Items]
Finite-lived Intangible Assets Acquired	41,500,000
Host Relationships | EVgo Services
Business Acquisition [Line Items]
Finite-lived Intangible Assets Acquired	41,500,000
Customer Relationships
Business Acquisition [Line Items]
Finite-lived Intangible Assets Acquired	19,000,000
Customer Relationships | EVgo Services
Business Acquisition [Line Items]
Finite-lived Intangible Assets Acquired	19,000,000
Developed Technology
Business Acquisition [Line Items]
Finite-lived Intangible Assets Acquired	11,800,000
Developed Technology | EVgo Services
Business Acquisition [Line Items]
Finite-lived Intangible Assets Acquired	11,800,000
Trade Name - Evgo
Business Acquisition [Line Items]
Finite-lived Intangible Assets Acquired	3,900,000
Trade Name - Evgo | EVgo Services
Business Acquisition [Line Items]
Finite-lived Intangible Assets Acquired	$ 3,900,000